Document and Entity Information	0 Months Ended
Dec. 19, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 19, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Dec. 19, 2014
Prospectus Date	Aug. 22, 2014
Direxion Daily S&P 500® Bull 1.25X Shares | Direxion Daily S&P 500 Bull 1.25X Shares
Risk/Return:
Trading Symbol	SPUX
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
Risk/Return:
Trading Symbol	SMLX
Direxion Daily FTSE Developed Markets Bull 1.25X Shares | Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Risk/Return:
Trading Symbol	DMLX
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares | Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Risk/Return:
Trading Symbol	EMLX